Quarterly Holdings Report
for

Fidelity® Floating Rate Central Fund

June 30, 2020

FR1-QTLY-0820
1.816012.116

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 92.2%
	Principal Amount	Value
Aerospace - 1.7%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.6501% 1/20/27 (a)(b)(c)	$5,386,500	$5,123,908
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.43% 6/19/26 (a)(b)(c)	868,438	686,882
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4283% 5/30/25 (a)(b)(c)	3,129,593	2,802,957
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 12/9/25 (a)(b)(c)	13,445,769	12,062,738
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 8/22/24 (a)(b)(c)	6,083,390	5,485,210
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/30/25 (a)(b)(c)	4,969,220	4,276,610
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	1,000,000	740,000

TOTAL AEROSPACE		31,178,305

Air Transportation - 1.2%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 4/29/23 (a)(b)(c)	1,875,000	1,836,338
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/8/26 (a)(b)(c)	3,927,697	3,343,452
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 4/8/26 (a)(b)(c)	2,111,665	1,797,555
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/12/24 (a)(b)(c)	2,145,000	2,096,738
Mileage Plus Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6/25/27 (b)(c)(d)	6,580,000	6,527,886
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 10/5/24 (a)(b)(c)	3,413,204	3,182,813
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	4,581,975	3,661,777

TOTAL AIR TRANSPORTATION		22,446,559

Automotive & Auto Parts - 0.5%
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 6/29/26 (a)(b)(c)	2,418,750	2,306,883
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 11/27/20 (a)(b)(c)	6,342,038	4,621,760
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 11/27/21 (a)(b)(c)	2,641,000	422,560
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.44% 4/18/25 (a)(b)(c)	3,065,882	3,004,564

TOTAL AUTOMOTIVE & AUTO PARTS		10,355,767

Banks & Thrifts - 0.9%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.8064% 9/30/24 (a)(b)(c)	6,682,500	6,381,788
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9282% 2/27/26 (a)(b)(c)	5,438,919	5,280,265
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (a)(b)(c)	2,000,000	1,940,000
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.822% 6/1/23 (a)(b)(c)	1,456,135	1,406,991
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9365% 7/1/26 (a)(b)(c)	1,617,220	1,565,680

TOTAL BANKS & THRIFTS		16,574,724

Broadcasting - 2.2%
AppLovin Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 8/15/25 (a)(b)(c)	1,192,013	1,165,192
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6783% 8/15/25 (a)(b)(c)	5,272,335	5,105,360
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 3/31/26 (a)(b)(c)	868,438	807,647
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.43% 8/24/26 (a)(b)(c)	12,589,863	10,213,526
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6836% 11/17/24 (a)(b)(c)	2,889,583	2,692,138
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.8125% 12/18/24 (a)(b)(c)	3,860,723	3,636,801
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9226% 9/19/26 (a)(b)(c)	7,897,169	7,495,282
Nielsen Finance LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 6/30/25 (a)(b)(c)	2,725,000	2,694,344
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.69% 9/30/26 (a)(b)(c)	2,404,014	2,283,813
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (a)(b)(c)	4,463,922	4,304,917
Univision Communications, Inc. Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 3/15/24 (a)(b)(c)	1,770,398	1,633,192

TOTAL BROADCASTING		42,032,212

Building Materials - 1.2%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (a)(b)(c)	2,712,938	2,646,823
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6783% 10/1/26 (a)(b)(c)	4,975,000	4,786,348
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9282% 6/1/25 (a)(b)(c)	1,770,975	1,706,777
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.31% 1/4/27 (a)(b)(c)	2,938,772	2,821,221
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 2/28/27 (a)(b)(c)	4,523,663	4,294,675
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (a)(b)(c)	3,217,688	2,666,659
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5% 5/21/26 (a)(b)(c)(e)	4,397,643	4,287,702

TOTAL BUILDING MATERIALS		23,210,205

Cable/Satellite TV - 3.4%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.93% 2/1/27 (a)(b)(c)	20,757,189	19,929,600
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 1/31/28 (a)(b)(c)	8,355,000	7,921,626
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6848% 4/15/27 (a)(b)(c)	9,600,938	9,088,343
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4348% 1/15/26 (a)(b)(c)	1,975,000	1,864,617
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1848% 10/22/26 (a)(b)(c)	3,750,000	3,712,500
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4348% 7/17/25 (a)(b)(c)	4,802,770	4,532,614
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6848% 1/31/28 (a)(b)(c)	4,000,000	3,811,000
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	14,138,073	13,437,107

TOTAL CABLE/SATELLITE TV		64,297,407

Capital Goods - 0.6%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1783% 10/1/25 (a)(b)(c)	2,475,265	2,351,502
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.4619% 11/15/26 (a)(b)(c)	645,000	542,606
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9619% 11/15/25 (a)(b)(c)	2,102,975	1,905,821
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1782% 9/20/26 (a)(b)(c)	3,736,237	3,568,107
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6/30/27 (b)(c)(d)	2,175,000	2,131,500

TOTAL CAPITAL GOODS		10,499,536

Chemicals - 1.6%
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	601,236	557,646
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	462,376	428,853
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1783% 1/31/26 (a)(b)(c)	2,782,784	2,645,954
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.94% 7/1/26 (a)(b)(c)	1,881,000	1,829,273
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8079% 3/1/26 (a)(b)(c)	3,925,063	3,733,716
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.6875% 10/11/24 (a)(b)(c)	5,331,827	4,891,951
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (a)(b)(c)	2,375,000	2,311,659
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1879% 10/1/25 (a)(b)(c)	9,913,933	9,277,756
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.93% 4/3/25 (a)(b)(c)	2,480,259	2,334,544
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.0579% 4/3/25 (a)(b)(c)	747,467	723,877
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 2.0579% 4/3/25 (a)(b)(c)	1,281,371	1,240,931

TOTAL CHEMICALS		29,976,160

Consumer Products - 1.2%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 6/11/26 (a)(b)(c)	1,451,060	1,401,477
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1418% 6/11/26 (a)(b)(c)(f)	286,739	276,941
Bombardier Recreational Products, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/24/27 (a)(b)(c)	4,165,000	4,189,282
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 1/29/27 (a)(b)(c)	997,500	958,847
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 3.1938% 6/15/25 (a)(b)(c)	1,803,188	894,832
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4282% 12/12/26 (a)(b)(c)	10,810,338	10,287,875
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (a)(b)(c)	4,991,293	4,888,373

TOTAL CONSUMER PRODUCTS		22,897,627

Containers - 2.1%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1814% 11/7/25 (a)(b)(c)	7,163,689	6,769,686
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1766% 10/1/22 (a)(b)(c)	5,099,973	4,958,551
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1766% 7/1/26 (a)(b)(c)	4,838,888	4,615,089
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5614% 4/3/24 (a)(b)(c)	1,455,000	1,302,836
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9282% 12/21/26 (a)(b)(c)	1,246,875	1,197,000
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 5/16/24 (a)(b)(c)	1,164,265	1,111,291
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 5/16/24 (a)(b)(c)	1,298,914	1,240,281
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 5/22/24 (a)(b)(c)	1,949,948	1,896,929
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	1,234,217	1,160,164
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 7/31/26 (a)(b)(c)	1,741,250	1,675,222
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 1/30/27 (a)(b)(c)	4,992,488	4,802,573
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 2/5/23 (a)(b)(c)	9,026,525	8,601,376

TOTAL CONTAINERS		39,330,998

Diversified Financial Services - 3.5%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6783% 4/4/24 (a)(b)(c)	5,325,409	5,136,783
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	4,668,257	4,431,949
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6783% 2/13/27 (a)(b)(c)	3,104,400	2,962,498
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (a)(b)(c)	1,758,396	1,632,231
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 10/15/26 (a)(b)(c)	2,985,000	2,089,500
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (a)(b)(c)	3,443,135	2,867,650
CDS Canada 4 LP term loan 1 month U.S. LIBOR + 4.000% 5% 6/5/21 (a)(b)(c)(e)	531,661	531,661
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1783% 12/27/22 (a)(b)(c)	1,922,228	1,850,145
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2% 8/9/25 (a)(b)(c)	5,195,332	4,342,414
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 7/3/24 (a)(b)(c)	1,617,903	1,545,098
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5653% 3/1/25 (a)(b)(c)	4,674,926	4,478,205
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	1,210,907	1,030,784
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (a)(b)(c)	1,329,566	1,081,376
RPI 2019 Intermediate Finance Trust:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6782% 2/11/25 (a)(b)(c)(e)	4,875,000	4,716,563
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 2/11/27 (a)(b)(c)	10,725,190	10,430,247
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 2/11/27 (a)(b)(c)	7,862,237	7,600,189
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 11/16/26 (a)(b)(c)	7,029,573	6,711,063
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 4/29/26 (a)(b)(c)	1,618,188	1,542,667

TOTAL DIVERSIFIED FINANCIAL SERVICES		64,981,023

Diversified Media - 0.1%
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6736% 1/30/27 (a)(b)(c)	1,750,000	1,706,250
Energy - 4.1%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(b)(c)	1,991,108	1,946,308
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9282% 11/3/25 (a)(b)(c)	4,950,000	3,192,750
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	7,052,038	5,042,207
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.19% 5/21/25 (a)(b)(c)	2,729,300	1,826,939
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.43% 11/18/24 (a)(b)(c)	2,437,500	2,343,047
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (a)(b)(c)	13,000,000	585,000
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (a)(b)(c)	11,240,000	3,835,650
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/29/27 (a)(b)(c)	2,525,000	2,480,813
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 0% 6/9/24(a)(b)(c)(g)	3,375,000	1,935,799
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	2,267,863	2,149,752
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (a)(b)(c)	7,876,933	7,522,471
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6938% 5/7/25 (a)(b)(c)	7,840,000	7,095,200
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 3/31/25 (a)(b)(c)	2,113,346	1,954,845
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (a)(b)(c)	739,117	672,596
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	2,471,674	2,315,142
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.37% 3/1/26 (a)(b)(c)	5,000,000	3,816,650
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (b)(c)(g)	8,225,000	20,563
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4295% 7/18/25 (a)(b)(c)	9,579,219	6,397,098
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (a)(b)(c)	3,937,621	2,520,077
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/11/27 (a)(b)(c)	4,790,000	4,680,213
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 5/22/26 (a)(b)(c)	3,717,475	3,289,965
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9336% 10/15/26 (a)(b)(c)	997,500	937,650
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/30/24 (a)(b)(c)	1,266,739	1,129,931
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.3125% 11/14/25 (a)(b)(c)	4,112,375	3,947,880
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5579% 1/23/27 (a)(b)(c)	2,299,238	2,207,268
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (a)(b)(c)	3,111,366	2,971,355

TOTAL ENERGY		76,817,169

Entertainment/Film - 0.8%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.8079% 2/10/27 (a)(b)(c)	8,317,835	7,874,245
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.08% 4/22/26 (a)(b)(c)	3,950,000	2,856,364
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5% 7/8/22 (a)(b)(c)	4,562,319	2,035,935
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 7/8/23 (a)(b)(c)	760,000	125,400
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.2713% 1/23/25 (a)(b)(c)	2,415,826	2,125,927

TOTAL ENTERTAINMENT/FILM		15,017,871

Environmental - 0.1%
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 2/8/26 (a)(b)(c)	1,298,563	1,171,953
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9282% 12/20/24 (a)(b)(c)	1,093,550	1,058,469

TOTAL ENVIRONMENTAL		2,230,422

Food & Drug Retail - 2.5%
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 12/6/24 (a)(b)(c)	2,849,028	2,706,576
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (a)(b)(c)	2,925,000	2,904,905
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9% 5/31/24 (a)(b)(c)	13,755,000	13,617,450
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 1/30/27 (a)(b)(c)	4,570,000	4,287,254
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7442% 10/22/25 (a)(b)(c)	1,541,044	1,477,476
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 5/1/26 (a)(b)(c)	10,379,943	9,891,256
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	1,683,255	1,164,812
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6% 11/25/20 (a)(b)(c)	83,686	81,594
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(b)(c)	10,504,198	10,277,727

TOTAL FOOD & DRUG RETAIL		46,409,050

Food/Beverage/Tobacco - 1.7%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9348% 10/1/26 (a)(b)(c)	410,000	389,840
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6848% 10/1/25 (a)(b)(c)	1,182,000	1,143,833
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	2,821,419	2,743,830
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/7/23 (a)(b)(c)	10,987,515	10,541,202
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (a)(b)(c)	1,412,488	1,323,035
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.9282% 6/20/25 (a)(b)(c)	1,237,500	1,200,375
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.75% 6/30/22 (a)(b)(c)	4,441,187	4,352,363
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 3/31/22 (a)(b)(c)	3,577,038	3,502,528
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 9/13/26 (a)(b)(c)	3,595,325	3,339,913
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 6/27/23 (a)(b)(c)	2,852,853	2,675,064

TOTAL FOOD/BEVERAGE/TOBACCO		31,211,983

Gaming - 5.9%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/1/23 (a)(b)(c)	1,845,549	1,568,717
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (a)(b)(c)	1,767,295	1,538,130
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (a)(b)(c)	1,095,000	1,084,050
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.859% 10/19/24 (a)(b)(c)	1,435,371	1,360,014
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 9/15/23 (a)(b)(c)	1,823,752	1,710,333
Caesars Growth Properties Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6/19/25 (b)(c)(d)	14,000,000	13,133,820
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 12/22/24 (a)(b)(c)	23,531,093	20,861,726
CEOC LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1782% 10/6/24 (a)(b)(c)	1,660,000	1,651,185
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (a)(b)(c)	5,352,356	4,855,925
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.25% 4/17/24 (a)(b)(c)	1,724,108	1,710,108
Gaming VC Holdings SA Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3076% 3/16/24 (a)(b)(c)	3,990,631	3,860,936
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	8,663,123	7,804,001
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (a)(b)(c)	15,599,112	12,323,299
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.375% 10/14/23 (a)(b)(c)	2,045,911	1,670,486
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6783% 5/29/26 (a)(b)(c)	2,538,198	2,411,288
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	3,595,992	3,343,266
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.072% 12/10/24 (a)(b)(c)	7,556,250	7,537,359
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.4764% 8/14/24 (a)(b)(c)	5,151,292	4,543,439
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.8079% 7/10/25 (a)(b)(c)	6,303,871	6,259,492
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (a)(b)(c)	9,083,528	8,243,301
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26(a)(b)(c)	3,090,000	3,167,250

TOTAL GAMING		110,638,125

Healthcare - 5.3%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/11/26 (a)(b)(c)	7,286,738	7,168,328
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.1783% 6/22/24 (a)(b)(c)	4,157,106	3,897,287
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2382% 12/13/26 (a)(b)(c)	4,630,000	4,496,888
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/4/27 (b)(c)(d)	12,500,000	11,895,875
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 3/13/25 (a)(b)(c)	10,753,738	10,519,414
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 3/18/26 (a)(b)(c)	657,653	641,929
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.6125% 8/31/26 (a)(b)(c)	2,808,059	2,534,274
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.6125% 8/30/27 (a)(b)(c)	1,310,000	1,131,513
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5038% 8/31/26 (a)(b)(c)(f)	705,896	637,071
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (a)(b)(c)	4,398,916	4,173,472
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4288% 6/30/25 (a)(b)(c)	2,780,911	2,594,951
Pathway Vet Alliance LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 3/31/27 (b)(c)(d)	258,187	250,442
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 3/31/27 (b)(c)(d)	3,176,813	3,081,508
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9283% 11/16/25 (a)(b)(c)	6,139,069	5,739,231
Surgery Center Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 8/31/24 (a)(b)(c)	748,125	748,125
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (a)(b)(c)	551,440	482,311
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	4,064,439	3,578,170
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1782% 6/13/26 (a)(b)(c)	8,189,369	7,860,647
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6782% 11/20/26 (a)(b)(c)	1,745,625	1,605,975
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.94% 11/27/25 (a)(b)(c)	6,442,353	6,217,773
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.19% 6/1/25 (a)(b)(c)	4,757,697	4,616,774
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.8184% 2/11/26 (a)(b)(c)	11,621,159	11,233,825
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 12/1/24 (a)(b)(c)	3,648,882	3,486,981

TOTAL HEALTHCARE		98,592,764

Homebuilders/Real Estate - 1.4%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9282% 1/30/27 (a)(b)(c)	9,357,797	8,791,650
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	1,250,000	1,312,500
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	4,512,428	3,815,844
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	254,508	215,220
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.94% 12/22/24 (a)(b)(c)	12,500,682	11,624,134

TOTAL HOMEBUILDERS/REAL ESTATE		25,759,348

Hotels - 1.3%
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9282% 2/1/26 (a)(b)(c)	3,240,463	2,803,000
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1783% 11/30/23 (a)(b)(c)	7,837,213	7,406,166
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9345% 6/21/26 (a)(b)(c)	2,792,849	2,631,758
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 8/31/25 (a)(b)(c)	3,831,646	3,587,378
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.072% 5/29/26 (a)(b)(c)	5,493,488	3,592,631
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (a)(b)(c)	2,250,000	639,000
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 5/30/25 (a)(b)(c)	3,888,097	3,662,587

TOTAL HOTELS		24,322,520

Insurance - 4.7%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6783% 2/13/27 (a)(b)(c)	7,921,679	7,466,182
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 5/10/25 (a)(b)(c)	7,214,990	6,823,144
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.44% 5/9/25 (a)(b)(c)	990,000	941,738
AmeriLife Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4% 3/18/27 (a)(b)(c)(f)	307,386	291,633
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1726% 3/18/27 (a)(b)(c)	2,397,614	2,274,736
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (a)(b)(c)	6,737,451	6,533,239
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 11/3/23 (a)(b)(c)	5,341,025	5,158,522
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1783% 11/3/24 (a)(b)(c)	6,860,000	6,607,072
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.1783% 8/4/22 (a)(b)(c)	9,944,088	9,662,372
3 month U.S. LIBOR + 6.500% 6.6783% 8/4/25 (a)(b)(c)	14,390,000	14,282,075
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.0202% 4/25/25 (a)(b)(c)	14,190,975	13,469,648
3 month U.S. LIBOR + 4.000% 5% 4/25/25 (a)(b)(c)	4,397,900	4,314,340
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.3079% 12/2/26 (a)(b)(c)	497,500	482,162
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.3079% 5/16/24 (a)(b)(c)	9,892,309	9,368,016

TOTAL INSURANCE		87,674,879

Leisure - 2.5%
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.9283% 7/31/24 (a)(b)(c)	2,763,810	2,597,981
3 month U.S. LIBOR + 4.500% 5.5% 5/13/26 (a)(b)(c)	1,451,363	1,422,335
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6848% 1/4/26 (a)(b)(c)	2,751,875	2,714,037
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 6/29/25 (b)(c)(d)	2,960,000	2,849,000
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 3.322% 2/28/25 (a)(b)(c)	7,455,690	5,581,255
3 month U.S. LIBOR + 2.500% 3.572% 9/30/26 (a)(b)(c)	2,357,188	1,734,489
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	12,969,747	12,313,218
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.072% 9/8/24 (a)(b)(c)	1,000,000	667,810
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.072% 3/8/24 (a)(b)(c)	3,391,568	2,601,197
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/10/22 (a)(b)(c)	5,761,527	5,088,178
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 7/6/24 (a)(b)(c)	3,530,112	3,373,481
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6782% 12/21/25 (a)(b)(c)	2,713,759	2,181,184
United PF Holdings LLC:
1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.3079% 12/30/26 (a)(b)(c)	2,662,818	2,347,727
3 month U.S. LIBOR + 4.000% 4.3079% 12/30/26 (a)(b)(c)	101,695	89,661
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.8079% 12/30/27 (a)(b)(c)(e)	750,000	615,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (a)(b)(c)(e)	960,000	960,000

TOTAL LEISURE		47,136,553

Metals/Mining - 0.3%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (a)(b)(c)	3,225,807	3,134,420
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (a)(b)(c)	3,145,046	1,674,737
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (b)(c)(g)	9,297,978	123,942

TOTAL METALS/MINING		4,933,099

Paper - 0.8%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/26/26 (a)(b)(c)	996,875	986,906
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4334% 12/29/23 (a)(b)(c)	6,894,379	6,573,032
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6834% 6/29/25 (a)(b)(c)	7,296,851	6,859,040
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6/26/27 (b)(c)(d)	1,155,000	1,152,113

TOTAL PAPER		15,571,091

Publishing/Printing - 0.9%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	6,539,037	5,244,307
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6875% 2/19/26 (a)(b)(c)	1,948,846	1,724,729
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (a)(b)(c)	4,090,393	2,966,108
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (a)(b)(c)	3,308,838	2,896,259
3 month U.S. LIBOR + 8.500% 8.8595% 3/13/25 (a)(b)(c)	1,815,000	1,819,538
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6783% 10/17/26 (a)(b)(c)	1,253,700	1,208,642
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4438% 8/31/25 (a)(b)(c)	623,416	599,258

TOTAL PUBLISHING/PRINTING		16,458,841

Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.3079% 12/30/26 (a)(b)(c)	3,680,775	3,535,532
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 11/19/26 (a)(b)(c)	4,477,500	4,235,715
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 9.572% 8/30/26 (a)(b)(c)	2,605,313	1,458,975
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9438% 4/3/25 (a)(b)(c)	2,166,494	2,071,710
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.6783% 3/1/26 (a)(b)(c)	3,579,688	2,322,322
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (a)(b)(c)	3,398,721	2,837,932
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9252% 8/3/26 (a)(b)(c)	3,979,975	3,803,384

TOTAL RESTAURANTS		16,730,038

Services - 6.6%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (a)(b)(c)	4,030,000	4,171,050
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	8,125,000	6,996,519
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(b)(c)	12,755,716	11,120,688
Ancestry.com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/23 (a)(b)(c)	4,065,232	3,882,296
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 3/11/25 (a)(b)(c)	6,711,300	6,325,400
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 1/15/27 (a)(b)(c)	1,371,563	1,288,418
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4519% 6/21/24 (a)(b)(c)	7,736,079	7,059,172
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.93% 2/7/26 (a)(b)(c)	2,098,438	1,908,277
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5579% 5/7/27 (a)(b)(c)	1,460,000	1,419,850
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	2,403,375	2,367,324
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9282% 11/26/26 (a)(b)(c)	1,990,000	1,877,565
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.4366% 8/1/26 (a)(b)(c)	2,729,375	2,654,317
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 3/29/25 (a)(b)(c)	2,256,714	2,143,879
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.322% 10/5/26 (a)(b)(c)	1,488,750	1,414,313
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	4,333,895	4,090,113
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 11/21/24 (a)(b)(c)	7,956,476	7,615,461
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (a)(b)(c)	1,000,000	750,000
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(b)(c)	6,929,591	5,843,101
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (a)(b)(c)	19,033,971	18,399,568
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 1/23/27 (a)(b)(c)	5,753,229	5,635,748
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	3,615,938	3,513,498
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (a)(b)(c)	3,034,367	2,827,029
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (a)(b)(c)	7,794,689	7,442,681
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9282% 8/29/25 (a)(b)(c)	3,595,250	3,138,366
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (a)(b)(c)	1,853,032	1,694,746
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (a)(b)(c)	96,132	84,596
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	3,860,469	3,686,748
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	685,464	654,618
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (a)(b)(c)	548,868	483,004
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	2,977,500	2,422,941

TOTAL SERVICES		122,911,286

Steel - 0.1%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4295% 1/24/27 (a)(b)(c)	2,992,500	2,861,578
Super Retail - 4.5%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (a)(b)(c)	5,301,380	4,234,478
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (a)(b)(c)	50,178,557	48,153,350
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4348% 2/3/24 (a)(b)(c)	6,764,587	6,532,629
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (a)(b)(c)(e)	159,781	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 6/30/23 (a)(b)(c)(e)	115,457	0
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 12/1/22 (a)(b)(c)	925,000	877,982
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/23 (a)(b)(c)	3,017,075	2,898,293
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.0717% 8/19/22 (a)(b)(c)	4,297,939	2,028,971
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (a)(b)(c)	3,459,566	2,808,026
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6783% 11/8/24 (a)(b)(c)	5,771,399	5,437,755
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(e)(g)	2,858,872	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.6866% 4/16/26 (a)(b)(c)	4,950,000	4,244,625
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 5.1866% 9/12/24 (a)(b)(c)	990,000	869,547
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 5/31/25 (a)(b)(c)	6,431,335	6,013,298

TOTAL SUPER RETAIL		84,098,954

Technology - 15.9%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.0579% 8/10/25 (a)(b)(c)	5,727,975	1,888,456
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4282% 4/23/26 (a)(b)(c)	1,975,000	1,876,250
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (a)(b)(c)	996,531	886,912
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4282% 10/2/25 (a)(b)(c)	8,936,373	8,433,702
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1782% 4/19/25 (a)(b)(c)	868,077	835,524
Cabot Microelectronics Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1875% 11/15/25 (a)(b)(c)	2,437,051	2,357,847
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 10/31/26 (a)(b)(c)	4,466,266	4,318,343
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (a)(b)(c)	3,914,365	3,775,718
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 4/30/25 (a)(b)(c)	4,905,076	4,681,306
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 4/4/26 (a)(b)(c)	7,657,125	7,235,983
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9283% 11/29/24 (a)(b)(c)	2,930,044	2,503,957
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4282% 4/2/26 (a)(b)(c)	1,980,000	1,920,600
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.1782% 10/16/26 (a)(b)(c)	7,206,938	6,945,686
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 9/19/25 (a)(b)(c)	4,630,917	4,505,234
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (a)(b)(c)	1,545,095	1,465,430
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (a)(b)(c)	600,000	534,000
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4282% 8/23/25 (a)(b)(c)	1,993,989	1,930,839
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/9/23 (a)(b)(c)	5,927,838	5,710,464
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2601% 7/22/26 (a)(b)(c)	2,481,250	2,400,609
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.43% 6/1/22 (a)(b)(c)	5,068,909	4,955,416
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4283% 3/8/26 (a)(b)(c)	545,000	502,310
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 3/8/25 (a)(b)(c)	4,661,508	4,348,022
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (a)(b)(c)	1,542,907	1,501,757
3 month U.S. LIBOR + 7.500% 8.9365% 12/1/25 (a)(b)(c)	1,000,000	945,250
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.572% 1/22/27 (a)(b)(c)	1,030,000	957,467
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 10/1/25 (a)(b)(c)	13,415,921	13,090,585
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 2/15/24 (a)(b)(c)	4,575,674	4,396,445
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 7/7/25 (a)(b)(c)	685,000	673,581
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/1/24 (a)(b)(c)	2,752,255	2,668,394
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6072% 9/24/26 (a)(b)(c)	3,950,150	3,831,646
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 11/1/24 (a)(b)(c)	8,490,000	8,484,736
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1788% 11/1/23 (a)(b)(c)	7,973,552	7,956,090
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (a)(b)(c)	8,631,815	8,232,594
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (a)(b)(c)	2,270,000	2,006,113
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	1,750,000	1,703,328
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6783% 6/21/24 (a)(b)(c)	15,068,760	14,013,947
3 month U.S. LIBOR + 2.500% 2.6783% 6/21/24 (a)(b)(c)	2,415,575	2,246,485
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 3.9336% 9/29/24 (a)(b)(c)	8,111,777	7,879,699
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (a)(b)(c)	1,607,727	1,596,473
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.822% 9/15/24 (a)(b)(c)	1,188,611	1,141,744
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.18% 9/4/26 (a)(b)(c)	415,000	398,919
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.43% 9/4/25 (a)(b)(c)	1,606,470	1,544,219
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6728% 5/1/27 (a)(b)(c)	7,935,000	7,855,650
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6783% 5/30/26 (a)(b)(c)	2,848,475	2,695,369
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/3/23 (a)(b)(c)	6,313,244	6,005,473
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0101% 5/31/25 (a)(b)(c)	3,695,624	3,549,019
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4252% 8/1/25 (a)(b)(c)	3,442,575	3,296,266
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9282% 3/3/23 (a)(b)(c)	3,485,982	3,358,047
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.25% 9/30/22 (a)(b)(c)	5,545,047	5,406,421
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 4/16/25 (a)(b)(c)	5,033,801	4,808,840
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.9283% 4/16/25 (a)(b)(c)	3,536,595	3,378,545
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 4/16/25 (a)(b)(c)	6,979,060	6,644,623
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 5/1/24 (a)(b)(c)	7,737,788	7,331,554
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6726% 9/28/24 (a)(b)(c)	7,271,671	7,017,163
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 3.6736% 7/13/23 (a)(b)(c)	2,992,228	2,842,617
3 month U.S. LIBOR + 4.000% 5% 4/4/25 (a)(b)(c)	6,952,569	6,653,956
Ultimate Software Group, Inc.:
1LN, term loan:
3 month U.S. LIBOR + 3.750% 3.9282% 5/4/26 (a)(b)(c)	6,312,300	6,105,004
3 month U.S. LIBOR + 4.000% 5/3/26 (b)(c)(d)	10,985,000	10,835,714
2LN, term loan 3 month U.S. LIBOR + 6.750% 5/3/27 (b)(c)(d)	4,015,000	4,075,225
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/27/23 (a)(b)(c)	1,421,885	1,310,978
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6782% 8/27/25 (a)(b)(c)	7,302,786	7,041,712
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 7/2/25 (a)(b)(c)	9,850,000	9,265,206
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4282% 7/2/26 (a)(b)(c)	3,500,000	3,433,745
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1879% 3/1/26 (a)(b)(c)	7,551,032	7,346,550
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.5579% 2/28/25 (a)(b)(c)	2,313,247	2,197,585
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4283% 2/28/27 (a)(b)(c)	3,630,900	3,494,741
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9401% 10/11/26 (a)(b)(c)	1,829,523	1,547,777
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9401% 10/11/25 (a)(b)(c)	4,511,461	4,255,797
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1726% 6/1/25 (a)(b)(c)	4,400,000	4,169,000
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9282% 9/30/26 (a)(b)(c)	2,985,000	2,921,569

TOTAL TECHNOLOGY		298,126,226

Telecommunications - 8.4%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.9295% 1/31/26 (a)(b)(c)	3,163,139	2,978,633
3 month U.S. LIBOR + 2.750% 2.9348% 7/15/25 (a)(b)(c)	5,353,307	5,053,307
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 5/22/24 (a)(b)(c)	1,740,000	1,709,550
CenturyLink, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3/15/27 (b)(c)(d)	1,610,000	1,525,475
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (a)(b)(c)	2,952,600	2,769,923
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.44% 12/22/23(a)(b)(c)	2,903,175	2,819,709
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3522% 6/15/24 (a)(b)(c)	17,494,659	17,004,109
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.93% 5/31/25 (a)(b)(c)	4,410,000	3,232,177
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (a)(b)(c)	26,845,000	26,660,575
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 8.75% 1/2/24 (a)(b)(c)	4,000,000	3,990,000
Tranche B-5, term loan 6.625% 1/2/24 (c)	6,205,000	6,192,404
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (a)(b)(c)(f)	9,189,817	9,310,480
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (a)(b)(c)	2,668,313	2,612,278
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9282% 3/1/27 (a)(b)(c)	4,568,653	4,312,489
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (a)(b)(c)	2,214,278	2,083,082
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/24 (a)(b)(c)	9,825,984	9,359,249
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.93% 4/11/25 (a)(b)(c)	4,410,000	4,235,452
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (a)(b)(c)	4,494,004	3,707,553
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	7,055,000	4,233,000
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 7/31/25 (a)(b)(c)	7,154,350	6,760,575
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8723% 1/31/26 (a)(b)(c)	1,006,253	962,692
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1848% 8/14/26 (a)(b)(c)	5,910,000	5,670,409
T-Mobile U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 4/1/27 (a)(b)(c)	11,745,000	11,719,631
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.68% 2/26/21 (a)(b)(c)	3,000,000	2,943,750
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9282% 5/28/27 (a)(b)(c)	2,665,000	2,538,413
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1782% 3/9/27 (a)(b)(c)	12,967,500	12,279,185

TOTAL TELECOMMUNICATIONS		156,664,100

Utilities - 3.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/1/25 (a)(b)(c)	14,052,306	13,539,959
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/28/24 (a)(b)(c)	2,947,977	2,852,168
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (a)(b)(c)	1,948,142	1,893,360
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (a)(b)(c)	3,941,543	3,396,782
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 8/28/25 (a)(b)(c)(e)	2,990,628	2,930,816
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 4.1783% 2/15/24 (a)(b)(c)	4,261,104	3,717,813
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (a)(b)(c)	1,760,339	1,711,929
Pacific Gas & Electric Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6/18/25 (b)(c)(d)	5,965,000	5,853,156
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/24/26 (a)(b)(c)	3,742,810	3,626,446
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9282% 8/13/26 (a)(b)(c)	1,485,000	1,434,881
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1825% 3/2/27 (a)(b)(c)	10,797,938	10,177,056
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9313% 12/31/25 (a)(b)(c)	8,205,864	7,906,924

TOTAL UTILITIES		59,041,290

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,880,306,621)		1,726,229,492

Nonconvertible Bonds - 4.1%
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	4,000,000	3,997,500
8% 12/15/25 (h)	385,000	404,631

TOTAL AEROSPACE		4,402,131

Broadcasting - 0.2%
iHeartCommunications, Inc.:
6.375% 5/1/26	142,478	141,053
8.375% 5/1/27	258,242	236,645
Univision Communications, Inc.:
6.625% 6/1/27 (h)	1,205,000	1,150,775
9.5% 5/1/25 (h)	1,210,000	1,282,600

TOTAL BROADCASTING		2,811,073

Cable/Satellite TV - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 2.3366% 2/1/24 (a)(b)	1,750,000	1,755,625
Containers - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	2,945,000	2,897,438
Berry Global, Inc. 4.875% 7/15/26 (h)	1,500,000	1,522,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 4.7189% 7/15/21 (a)(b)(h)	5,780,000	5,736,650
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	1,085,000	1,094,494

TOTAL CONTAINERS		11,251,082

Diversified Financial Services - 0.2%
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (h)	3,000,000	3,180,000
Energy - 0.7%
Citgo Petroleum Corp. 7% 6/15/25 (h)	2,260,000	2,262,825
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (a)(b)(h)	4,895,000	4,357,267
6.875% 6/15/25 (h)	1,000,000	850,000
Denbury Resources, Inc.:
9% 5/15/21 (h)	730,000	282,875
9.25% 3/31/22 (h)	1,455,000	582,000
EG Global Finance PLC:
6.75% 2/7/25 (h)	1,000,000	976,250
8.5% 10/30/25 (h)	1,905,000	1,952,625
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)(h)	1,435,000	287,000
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	295,000	314,913
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	1,140,000	969,000

TOTAL ENERGY		12,834,755

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	220,000	222,750
Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	1,065,000	979,800
Scientific Games Corp. 5% 10/15/25 (h)	3,060,000	2,825,176
Stars Group Holdings BV 7% 7/15/26 (h)	2,000,000	2,108,240
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	1,367,000	1,332,825

TOTAL GAMING		7,246,041

Healthcare - 0.4%
Tenet Healthcare Corp.:
4.625% 7/15/24	2,500,000	2,449,825
5.125% 5/1/25	1,000,000	965,210
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (h)	2,515,000	2,570,481
7% 3/15/24 (h)	1,780,000	1,846,750

TOTAL HEALTHCARE		7,832,266

Homebuilders/Real Estate - 0.0%
VICI Properties, Inc.:
3.5% 2/15/25 (h)	240,000	225,600
4.25% 12/1/26 (h)	345,000	331,059
4.625% 12/1/29 (h)	200,000	195,000

TOTAL HOMEBUILDERS/REAL ESTATE		751,659

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	1,865,000	1,906,963
Leisure - 0.2%
NCL Corp. Ltd. 12.25% 5/15/24 (h)	265,000	277,177
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	275,000	272,592
10.875% 6/1/23 (h)	1,335,000	1,371,795
Studio City Co. Ltd. 7.25% 11/30/21 (h)	2,000,000	2,020,625

TOTAL LEISURE		3,942,189

Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	160,000	168,000
Services - 0.0%
APX Group, Inc. 7.625% 9/1/23	490,000	450,800
Super Retail - 0.1%
Staples, Inc. 10.75% 4/15/27 (h)	1,250,000	762,363
Technology - 0.5%
CommScope, Inc.:
5.5% 3/1/24 (h)	1,100,000	1,111,000
6% 3/1/26 (h)	1,100,000	1,127,500
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (h)	3,030,000	3,114,424
NXP BV/NXP Funding LLC 4.125% 6/1/21 (h)	2,665,000	2,744,506
SSL Robotics LLC 9.75% 12/31/23 (h)	1,200,000	1,284,000

TOTAL TECHNOLOGY		9,381,430

Telecommunications - 0.3%
Altice Financing SA 7.5% 5/15/26 (h)	3,095,000	3,242,013
SFR Group SA 7.375% 5/1/26 (h)	3,010,000	3,138,828

TOTAL TELECOMMUNICATIONS		6,380,841

Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	2,255,000	2,085,554
TOTAL NONCONVERTIBLE BONDS
(Cost $80,731,443)		77,365,522
	Shares	Value

Common Stocks - 0.4%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (i)	3,724	5,623
Broadcasting - 0.0%
Clear Channel Outdoor Holdings, Inc. (i)	59,243	61,613
iHeartMedia, Inc. (i)	25,194	210,370

TOTAL BROADCASTING		271,983

Energy - 0.2%
Expro Holdings U.S., Inc. (e)(i)	240,349	2,403,490
Expro Holdings U.S., Inc. (e)(h)(i)	88,205	882,050

TOTAL ENERGY		3,285,540

Publishing/Printing - 0.0%
Cenveo Corp. (e)(i)	4,167	121,510
Super Retail - 0.0%
David's Bridal, Inc. (e)	5,338	0
David's Bridal, Inc. rights (e)(i)	1,346	0

TOTAL SUPER RETAIL		0

Utilities - 0.2%
TexGen Power LLC (e)	85,051	3,083,949
TOTAL COMMON STOCKS
(Cost $12,293,526)		6,768,605
	Principal Amount	Value

Preferred Securities - 0.1%
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.7534% (a)(b)(j)	855,000	754,538
3 month U.S. LIBOR + 3.470% 4.2301% (a)(b)(j)	860,000	782,858
TOTAL PREFERRED SECURITIES
(Cost $1,562,850)		1,537,396
	Shares	Value

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(i)
(Cost $45,406)	45,954	45,954

Money Market Funds - 5.4%
Fidelity Cash Central Fund 0.12% (k)
(Cost $102,117,801)	102,103,536	102,123,956
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $2,077,057,647)		1,914,070,925
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(41,195,704)
NET ASSETS - 100%		$1,872,875,221

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,075,649 and $5,096,315, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,248,414 or 3.9% of net assets.

 (i) Non-income producing

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,035,980
Total	$1,035,980

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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